Finance expense (Tables)	12 Months Ended
Mar. 31, 2021
Finance expense
Summary of finance expense

	Year ended
	March 31,
	2021	2020	2019
	€M	€M	€M
Interest expense	69.8	72.9	59.1
Hedge discontinuance and ineffectiveness (see note 13)	227.3	407.2	—
	297.1	480.1	59.1